Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Service revenues	$—	$31	$—
Product costs	208	181	169
Operating and maintenance expenses - employee costs	470	470	498
Selling, general, and administrative expenses:
Employee direct costs	343	344	368
Employee allocated costs	174	160	195